Law Offices

Stradley Ronon Stevens & Young, LLP

1250 Connecticut Avenue, NW

Washington, DC 20036

(202) 822-9611

Aaron Gilbride

(202) 419-8423

agilbride@Stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-155709

1940 Act File No. 811-22255

March 14, 2013

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EGA Emerging Global Shares Trust (“Registrant”) File Nos. 333-155709 and 811-22255

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the prospectus dated July 30, 2012, for the EGShares GEMS Composite ETF, EGShares Telecom GEMS ETF, EGShares Utilities GEMS ETF, EGShares Emerging Markets Metals & Mining ETF, EGShares Basic Materials GEMS ETF, EGShares Consumer Goods GEMS ETF, EGShares Consumer Services GEMS ETF, EGShares Energy GEMS ETF, EGShares Financials GEMS ETF, EGShares Health Care GEMS ETF, EGShares Industrials GEMS ETF, EGShares Technology GEMS ETF, EGShares India Infrastructure ETF, EGShares China Infrastructure ETF, EGShares Brazil Infrastructure ETF, EGShares India Small Cap ETF, EGShares China Mid Cap ETF, EGShares Brazil Mid Cap ETF, EGShares Emerging Markets Consumer ETF, EGShares India Consumer ETF, EGShares Low Volatility India Dividend ETF, EGShares Low Volatility Emerging Markets Dividend ETF, EGShares Emerging Markets Food and Agriculture ETF, EGShares India Financials ETF, EGShares India Health Care ETF, EGShares India Industrials ETF, EGShares India Technology ETF, EGShares India Basic Materials ETF, EGShares India Energy ETF, EGShares India Consumer Goods ETF, EGShares Low Volatility China Dividend ETF, EGShares Low Volatility Brazil Dividend ETF, EGShares Turkey Small Cap ETF, EGShares South Africa Small Cap ETF, EGShares Beyond BRICs Emerging Asia Consumer ETF, EGShares Emerging Markets Balanced Income ETF, EGShares Beyond BRICs Emerging Asia Small Cap ETF, EGShares Emerging Markets Consumer Small Cap ETF, EGShares Emerging Markets Real Estate ETF, EGShares Beyond BRICs Emerging Asia Infrastructure ETF, EGShares Beyond BRICs ETF, EGShares Emerging Markets Domestic Demand ETF, EGShares Emerging Markets Core ETF, EGShares Emerging Markets Core Dividend ETF and EGShares Emerging Markets Core Balanced ETF series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act

U.S. Securities and Exchange Commission

March 14, 2013

on March 1, 2013 (Accession Number: 0001137439-13-000035). Questions related to this filing may be directed to the undersigned at (202) 419-8423.

Very truly yours,

/s/ Aaron Gilbride

Aaron Gilbride

cc:	Robert C. Holderith
Michael D. Mabry
Laura Hatch

2